Expense Example - Dodge & Cox Global Bond Fund - Dodge & Cox Global Bond Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	$ 836